Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Current assets:
Cash and cash equivalents	$ 659,320	$ 291,316
Account receivable, net	13,237,577	11,461,194
Deferred listing cost	1,928,701	1,496,708
Deposits and other receivable	473,897	328,209
Total current assets	17,082,701	13,795,536
Property, plant and equipment	33,322	212,425
Right-of-use assets - operating leases	1,009,259	1,571,684
Right-of-use assets - finance lease	154,953	99,329
Deferred tax assets	172,617	118,411
Total non-current assets	1,370,151	2,001,849
TOTAL ASSETS	18,452,852	15,797,385
Current liabilities:
Bank overdraft	591,207	934,918
Bank loans – current	897,435	1,282,050
Accounts payable	6,546,974	3,920,531
Accruals and other current liabilities	165,577	666,138
Operating lease liabilities – current	594,589	1,130,849
Finance lease liabilities – current	34,731	47,278
Income tax payables	462,563	372,906
Total current liabilities	11,723,767	9,319,952
Non-current liabilities
Operating lease liabilities – non-current	394,392	423,835
Finance lease liabilities – non-current	125,721	65,269
Total non-current liabilities	520,113	489,104
TOTAL LIABILITIES	12,243,880	9,809,056
Commitments and contingencies
Shareholders’ equity
Ordinary shares, no par value, 100,000,000 shares authorized; and 20,000,000 shares issued and outstanding at September 30, 2023 and 2024
Additional paid-in capital	153,647	153,647
Retained earnings	6,055,325	5,834,682
Total shareholders’ equity	6,208,972	5,988,329
TOTAL LIABILITIES AND EQUITY	18,452,852	15,797,385
Related Party [Member]
Current assets:
Loan receivable - related party		218,109
Due from related parties	783,206
Current liabilities:
Loan payable – related party	2,430,691	935,107
Due to related parties		$ 30,175